Trade Receivables, Net (Details) - Schedule of company’s trade receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	$ 4,814,346	$ 4,811,158
30 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	385,662	85,385
31-60 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	46,222	20,487
61-90 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	153,956	22,538
91 and over [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	$ 5,400,186	$ 4,939,568